Earnings per share	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Earnings per share
6.	Earnings per share

	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Earnings attributable to BHP shareholders (US$M) 1
- Continuing operations	6,457	8,471	20,245
- Total	6,457	9,443	30,900
Weighted average number of shares (Million)
- Basic 2	5,064	5,061	5,061
- Diluted 3	5,073	5,072	5,071
Basic earnings per ordinary share (US cents) 4
- Continuing operations	127.5	167.4	400.0
- Total	127.5	186.6	610.6
Diluted earnings per ordinary share (US cents) 4
- Continuing operations	127.3	167.0	399.2
- Total	127.3	186.2	609.3
Headline earnings per ordinary share (US cents) 5
- Basic	127.9	185.6	439.0
- Diluted	127.7	185.2	438.1

1	Diluted earnings attributable to BHP shareholders are equal to earnings attributable to BHP shareholders.
2
Prior to the unification of BHP’s corporate structure, the calculation of the number of ordinary shares used in the computation of basic earnings per share was the aggregate of the weighted average number of ordinary shares of BHP Group Limited and BHP Group Plc outstanding during the period after deduction of the number of shares held by the Billiton Employee Share Ownership Trust and the BHP Billiton Limited Employee Equity Trust. Effective from 31 January 2022, the aggregate of the weighted average number of ordinary shares of only BHP Group Limited is considered in the computation of basic earnings per share.

3
For the purposes of calculating diluted earnings per share, the effect of 9 million dilutive shares has been taken into account for the half year ended 31 December 2022 (31 December 2021: 11 million shares; 30 June 2022: 10 million shares). The Group’s only potential dilutive ordinary shares are share awards granted under employee share ownership plans. Diluted earnings per share calculation excludes instruments which are considered antidilutive.

At 31 December 2022, there are no instruments which are considered antidilutive (31 December 2021: nil; 30 June 2022: nil).
4	Each American Depositary Share (ADS) represents twice the earnings for BHP Group Limited ordinary shares.
5	Headline earnings is a Johannesburg Stock Exchange defined performance measure and is reconciled from earnings attributable to ordinary shareholders as follows:

	Half year ended 31 Dec 2022 US$M	Half year ended 31 Dec 2021 US$M	Year ended 30 June 2022 US$M
Earnings attributable to BHP shareholders	6,457	9,443	30,900
Adjusted for:
Loss/(gain) on sales of PP&E, Investments and Operations i	2	(110)	(95)
Impairments of property, plant and equipment, financial assets and intangibles	21	38	515
Gain on disposal of BHP Mitsui Coal	–	–	(840)
Gain on merger of Petroleum	–	–	(8,167)
Tax effect of above adjustments	(1)	23	(97)

Subtotal of adjustments	22	(49)	(8,684)

Headline earnings	6,479	9,394	22,216

Diluted headline earnings	6,479	9,394	22,216

i	Included in other income.